Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Number and Weighted Average Exercise Prices of Share Options
As of December 31, 2019, the Company had the following options outstanding and exercisable:

Grant Date	in CAD$	Options Outstanding	Exercisable Options	Life Remaining (years)
July 31, 2019	1.00	10,583,332	7,055,555	2.95
July 31, 2019	1.00	1,841,667	1,227,778	3.76
July 31, 2019	1.50	3,121,666	1,040,555	4.45
July 31, 2019	1.50	800,000	166,667	4.46
July 31, 2019	0.10	6,791,760	6,791,760	4.72
August 22, 2019	0.80	8,423,920	—	4.65
August 22, 2019	1.00	7,250,000	—	4.65
November 6, 2019	0.80	15,040	—	4.85

		38,827,385	16,282,315	4.12

No stock options were cancelled, forfeited or exercised through December 31, 2019.

Shares options issued during the year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Inputs to Options Pricing Model
In determining the amount of share-based compensation related to options issued during the year, the Company used the Black-Scholes option pricing model to establish fair value of options granted with the following key assumption:

Risk-Free Interest Rate	1.84%
Expected Life of Options (years)	5
Expected Annualized Volatility	88.8%
Expected Forfeiture Rate	23%
Expected Dividend Yield	nil

Holdings equity based compensation options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Inputs to Options Pricing Model
In determining the amount of equity-based compensation during the year, the Company used the Black-Scholes option pricing model to establish fair value of options granted during the year with the following key assumption:

Risk-Free Interest Rate	1.2%
Expected Life (years)	5
Expected Annualized Volatility	70%
Expected Forfeiture Rate	6%
Expected Dividend Yield	nil

Cannex Capital Holdings Inc [member] | Replacement options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Inputs to Options Pricing Model
The replacement options granted as part of the Cannex acquisition (Note 14) were valued using the Black-Scholes model with the following key assumptions:

July 31, 2019
Risk-Free Interest Rate	1.84%
Expected Life of Options (years)	4.24
Expected Annualized Volatility	88.8%
Expected Forfeiture Rate	nil
Expected Dividend Yield	nil